Restatement of Previously Issued Financial Statements (Details) - USD ($)	1 Months Ended		3 Months Ended								4 Months Ended	6 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021		Jun. 30, 2022		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 02, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheet
Total Current Assets											$ 179,512							$ 456,123	$ 179,512
Total Assets											394,960							316,723,259	394,960
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)											(2,286)							(34,190,624)	(2,286)
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)											394,960							316,723,259	394,960
Consolidated Statement of Operations
Operating Loss											(2,286)							(22,747,817)
Total Other Income (Expense)																		2,057,307
Net Loss (formerly Net Loss Attributable to Controlling Interests)											(2,286)							(24,805,124)
P3 Health Partners Inc.
Consolidated Balance Sheet
Health Plan Receivables, Net	$ 50,251,004		$ 99,806,410								44,962,787	$ 99,806,410							44,962,787
Total Current Assets	199,860,950		170,979,084								90,880,587	170,979,084							90,880,587
Total Assets	2,364,108,460	[1],[2]	1,444,209,840	[1]							106,435,206 [2]	1,444,209,840	[1]						106,435,206	[2]
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)	(39,418,124)		(204,345,577)								(130,485,179)	(204,345,577)							(130,485,179)
Total Member's Deficit	273,551,441		108,624,475			$ (183,308,520)	$ (154,407,902)				(130,217,705)	108,624,475		$ (183,308,520)				(272,916,391)	(130,217,705)		$ (99,073,637)	$ (55,684,119)
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)	2,364,108,460		1,444,209,840								106,435,206	1,444,209,840							106,435,206
Consolidated Statement of Operations
Total Operating Revenue	58,762,397		269,453,971			144,586,444						542,998,305		295,884,386				578,602,418	491,063,525		145,482,112
Medical Expenses	66,877,005		267,448,368			150,380,517						533,269,170		297,005,022				592,465,049	484,502,423		141,029,737
Total Operating Expenses	117,650,063		1,181,641,128			170,557,507						1,507,353,190		334,843,877				707,660,010	519,651,203		185,017,783
Operating Loss	(58,887,666)		(912,187,157)			(25,971,063)						(964,354,885)		(38,959,491)				(129,057,592)	(28,587,678)		(39,535,671)
Interest Expense, net	(1,321,922)		(2,733,875)			(2,369,764)						(5,495,125)		(4,494,049)				(9,677,477)	(2,533,180)		(2,533,842)
Total Other Income (Expense)	949,737		9,081,218			(3,493,347)						458,692		(15,155,628)				(17,342,346)	(2,823,864)		(2,435,887)
Add: Net loss and tax effect attributable to Non-controlling interest	(47,856,729)		(748,755,990)									(798,968,740)
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(10,081,200)		(154,349,949)			(29,464,410)						(164,927,453)		(54,115,119)				(146,399,938)	(31,411,542)		(41,971,558)
Consolidated Statements of Changes in Members' Deficit
Total Member's Deficit	273,551,441		108,624,475			(183,308,520)	(154,407,902)				(130,217,705)	108,624,475		(183,308,520)				(272,916,391)	(130,217,705)		(99,073,637)	(55,684,119)
Net Loss	57,937,929		903,105,939			29,464,410	24,650,712					963,896,193		54,115,119				146,399,938	31,411,542		41,971,558
Redemption of Units																			(180,000)
Modification																					(1,892,002)
Consolidated Statements of Cash Flows
Net Loss	57,937,929		903,105,939			29,464,410	24,650,712					963,896,193		54,115,119				146,399,938	31,411,542		41,971,558
P3 Health Partners Inc. | Capitated Revenue
Restatement of Previously Issued Financial Statements
Total RAF adjustments												6,532,954							6,532,954
Consolidated Balance Sheet
Health Plan Receivables, Net	50,251,004		99,806,410								44,962,787	99,806,410							44,962,787
Consolidated Statement of Operations
Total Operating Revenue	57,224,539		267,102,466			141,560,867						536,787,281		290,525,057				567,735,297	480,739,577		139,332,707
P3 Health Partners Inc. | Other Patient Service Revenue
Consolidated Statement of Operations
Total Operating Revenue	$ 1,537,858		$ 2,351,505			3,025,577						$ 6,211,024		5,359,329				10,867,121	$ 10,323,948		$ 6,149,405
P3 Health Partners Inc. | Class A and Class D Units
Consolidated Statements of Changes in Members' Deficit
Preferred return												8.00%							8.00%		8.00%
P3 Health Partners Inc. | Class A Units Subject to Possible Redemption
Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)											43,656,270								$ 43,656,270
P3 Health Partners Inc. | Class D Units Subject To Possible Redemption
Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)											47,041,554								47,041,554
P3 Health Partners Inc. | Class A Preferred Units
Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)						$ 43,656,270	$ 43,656,270				43,656,270			$ 43,656,270					43,656,270
Consolidated Statements of Changes in Members' Deficit
Preferred return						8.00%	8.00%							8.00%							8.00%
P3 Health Partners Inc. | Class D Units Subject To Possible Redemption
Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)											47,041,554							$ 47,041,554	47,041,554		$ 47,041,554
P3 Health Partners Inc. | As Previously Reported
Consolidated Balance Sheet
Health Plan Receivables, Net							$ 3,687,918				38,429,833								38,429,833
Total Current Assets							78,762,484				84,347,633								84,347,633
Total Assets							94,189,692				99,902,252								99,902,252
Contributed Capital					$ 41,764,270	$ 41,764,270	41,764,270				41,764,270			$ 41,764,270		$ 41,764,270			41,764,270		41,764,270
Class A Preferred Returns					6,594,660	5,632,496	4,705,644				3,815,034			5,632,496		6,594,660			3,815,034		430,230
Accumulated Equity-Based Compensation					2,747,960	2,392,875	1,829,084				1,368,567			2,392,875		2,747,960			1,368,567		921,092
Accumulated Loss from Controlling Interests						(23,429,094)								(23,429,094)
Retained Loss from Non-Controlling Interests					(26,231,059)		(21,469,673)				(18,187,381)					(26,231,059)			(18,187,381)		(13,880,310)
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)					(203,942,517)	(172,576,003)	(149,567,493)				(126,242,225)			(172,576,003)		(203,942,517)			(126,242,225)		(85,167,716)
Total Member's Deficit					(179,246,686)	(146,395,455)	(122,918,168)	$ (84,110,848)	$ (69,173,164)	$ 63,212,106	(97,661,735)			(146,395,455)	$ (69,173,164)	(179,246,686)	$ (84,110,848)		(97,661,735)		(55,932,434)	(13,868,589)
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)							94,189,692				99,902,252								99,902,252
Consolidated Statement of Operations
Total Operating Revenue					156,520,255	151,418,598	151,564,380	128,840,991	116,864,492	114,958,796				302,982,979	231,823,288	459,503,232	360,664,280		485,541,291		145,894,832
Medical Expenses					161,662,423	150,679,717	146,890,945	127,015,976	105,777,973	115,464,322				297,570,662	221,242,295	459,233,085	348,258,272		485,513,143		141,442,457
Total Operating Expenses						170,856,707								335,409,517					520,661,923		185,430,503
Operating Loss						(19,438,108)								(32,426,538)		(60,550,077)			(35,120,632)
Interest Expense, net						(4,406,240)								(8,487,374)					(9,970,260)		(3,479,139)
Total Other Income (Expense)						(5,529,823)								(19,148,953)					(10,260,944)		(3,381,184)
Add: Net loss and tax effect attributable to Non-controlling interest					(2,801,965)	(1,959,421)	(3,282,292)	875,560	(2,774,562)	(1,550,953)				(5,241,713)	(4,325,515)	(8,043,678)	(3,449,955)		(4,307,071)		(7,907,592)
Net Loss (formerly Net Loss Attributable to Controlling Interests)						(23,008,510)								(46,333,778)					(41,074,505)		(35,009,263)
Consolidated Statements of Changes in Members' Deficit
Total Member's Deficit					(179,246,686)	(146,395,455)	(122,918,168)	(84,110,848)	(69,173,164)	63,212,106	(97,661,735)			(146,395,455)	(69,173,164)	(179,246,686)	(84,110,848)		(97,661,735)		(55,932,434)	(13,868,589)
Net Loss						(24,967,931)	(26,607,560)							(51,575,491)					(45,381,576)		(42,916,855)
Consolidated Statements of Cash Flows
Net Loss						(24,967,931)	(26,607,560)							(51,575,491)					(45,381,576)		(42,916,855)
Health Plan Settlements Receivable/Premiums Receivable														(5,320,861)					(20,974,286)
Class A and Class D Preferred Returns							1,956,848			(1,859,271)				3,993,325	3,718,542	6,107,441	5,577,812		7,437,080		945,297
P3 Health Partners Inc. | As Previously Reported | Capitated Revenue
Consolidated Statement of Operations
Total Operating Revenue					152,276,992	147,159,665	147,700,465	124,461,275	114,042,681	112,514,334				294,860,130	226,557,015	447,137,121	351,018,290		471,551,241		138,727,943
P3 Health Partners Inc. | As Previously Reported | Other Patient Service Revenue
Consolidated Statement of Operations
Total Operating Revenue					4,243,263	4,258,933	3,863,915	4,379,716	2,821,811	2,444,462				8,122,849	5,266,273	12,366,111	9,645,990		13,990,050		7,166,889
P3 Health Partners Inc. | As Previously Reported | Class A and Class D Units
Consolidated Statements of Changes in Members' Deficit
Preferred Return(s) at 8%																			7,437,080		945,298
Consolidated Statements of Cash Flows
Class A and Class D Preferred Returns														3,993,325
P3 Health Partners Inc. | As Previously Reported | Class D Units Subject To Possible Redemption
Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)					54,936,716	53,784,760	52,675,137				51,608,900			53,784,760		54,936,716			51,608,900		47,556,622
P3 Health Partners Inc. | As Previously Reported | Class A Preferred Units
Consolidated Statements of Changes in Members' Deficit
Preferred Return(s) at 8%						926,852	890,612							1,817,564
Conversion of Debt to Units																					3,764,025
Units Issued																					11,184,468
Redemption of Units																					(15,000,000)
P3 Health Partners Inc. | Network Adjustments
Consolidated Balance Sheet
Accumulated Loss from Controlling Interests						23,429,094								23,429,094
Retained Loss from Non-Controlling Interests					26,231,059		21,469,673				18,187,381					26,231,059			18,187,381		13,880,310
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)					(26,231,059)	(23,429,094)	(21,469,673)				(18,187,381)			(23,429,094)		(26,231,059)			(18,187,381)		(13,880,310)
Consolidated Statement of Operations
Add: Net loss and tax effect attributable to Non-controlling interest					2,801,965	1,959,421	3,282,292	(875,560)	2,774,562	1,550,953				5,241,713	4,325,515	8,043,678	3,449,955		4,307,071		7,907,592
Net Loss (formerly Net Loss Attributable to Controlling Interests)						(1,959,421)								(5,241,713)					(4,307,071)		(7,907,592)
P3 Health Partners Inc. | Preferred Returns Adjustments
Consolidated Balance Sheet
Class A Preferred Returns					(6,594,660)	(5,632,496)	(4,705,644)				(3,815,034)			(5,632,496)		(6,594,660)			(3,815,034)		(430,230)
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)					14,489,765	12,375,705	10,339,227				8,382,381			12,375,705		14,489,765			8,382,381		945,297
Total Member's Deficit					7,895,167	6,743,106	5,633,581	3,558,027	2,539,562	(1,527,340)	4,567,346			6,743,106	2,539,562	7,895,167	3,558,027		4,567,346		515,068
Consolidated Statement of Operations
Interest Expense, net						2,036,476								3,993,325					7,437,080		945,297
Total Other Income (Expense)						2,036,476								3,993,325					7,437,080		945,297
Net Loss (formerly Net Loss Attributable to Controlling Interests)						2,036,476								3,993,325					7,437,080		945,297
Consolidated Statements of Changes in Members' Deficit
Total Member's Deficit					7,895,167	6,743,106	5,633,581	3,558,027	2,539,562	(1,527,340)	4,567,346			6,743,106	2,539,562	7,895,167	3,558,027		4,567,346		515,068
Net Loss						2,036,476	1,956,848							3,993,325					7,437,080		945,297
Consolidated Statements of Cash Flows
Net Loss						2,036,476	1,956,848							3,993,325					7,437,080		945,297
Class A and Class D Preferred Returns							(1,956,848)			1,859,271				(3,993,325)	(3,718,542)	(6,107,441)	(5,577,812)		(7,437,080)		(945,297)
P3 Health Partners Inc. | Preferred Returns Adjustments | Class A and Class D Units
Consolidated Statements of Changes in Members' Deficit
Preferred Return(s) at 8%																			(7,437,080)		(945,298)
Consolidated Statements of Cash Flows
Class A and Class D Preferred Returns														(3,993,325)
P3 Health Partners Inc. | Preferred Returns Adjustments | Class D Units Subject To Possible Redemption
Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)					(7,895,162)	(6,743,207)	(5,633,583)				(4,567,346)			(6,743,207)		(7,895,162)			(4,567,346)		(515,068)
P3 Health Partners Inc. | Preferred Returns Adjustments | Class A Preferred Units
Consolidated Statements of Changes in Members' Deficit
Preferred Return(s) at 8%						(926,852)	(890,612)							(1,817,564)
P3 Health Partners Inc. | Class A Units Adjustments
Consolidated Balance Sheet
Contributed Capital					(41,764,270)	(41,764,270)	(41,764,270)				(41,764,270)			(41,764,270)		(41,764,270)			(41,764,270)		(41,764,270)
Accumulated Equity-Based Compensation					(921,092)	(921,092)	(921,092)				(921,092)			(921,092)		(921,092)			(921,092)		(921,092)
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)					(970,908)	(970,908)	(970,908)				(970,908)			(970,908)		(970,908)			(970,908)		(970,908)
Total Member's Deficit					(43,656,331)	(43,656,170)	(43,656,269)	(43,656,271)	(43,656,272)	43,656,272	(43,656,270)			(43,656,170)	(43,656,272)	(43,656,331)	(43,656,271)		(43,656,270)		(43,656,271)	(41,815,530)
Consolidated Statements of Changes in Members' Deficit
Total Member's Deficit					(43,656,331)	(43,656,170)	(43,656,269)	(43,656,271)	(43,656,272)	43,656,272	(43,656,270)			(43,656,170)	(43,656,272)	(43,656,331)	(43,656,271)		(43,656,270)		(43,656,271)	(41,815,530)
P3 Health Partners Inc. | Class A Units Adjustments | Class A Units Subject to Possible Redemption
Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)					43,656,270	43,656,270	43,656,270				43,656,270			43,656,270		43,656,270			43,656,270		43,656,270
P3 Health Partners Inc. | Class A Units Adjustments | Class A Preferred Units
Consolidated Statements of Changes in Members' Deficit
Conversion of Debt to Units																					(3,764,025)
Units Issued																					(11,184,468)
Redemption of Units																					15,000,000
Modification																					(1,892,002)
P3 Health Partners Inc. | Revenue Adjustments
Consolidated Balance Sheet
Health Plan Receivables, Net							6,532,954				6,532,954								6,532,954
Total Current Assets							6,532,954				6,532,954								6,532,954
Total Assets							6,532,954				6,532,954								6,532,954
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)							6,532,954				6,532,954								6,532,954
Total Member's Deficit							6,532,954				6,532,954								6,532,954
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)							6,532,954				6,532,954								6,532,954
Consolidated Statement of Operations
Total Operating Revenue					(334,300)	(6,832,155)	(266,440)	(297,500)	(152,040)	(150,800)				(7,098,593)	(302,840)	(7,432,894)	(600,340)		5,522,234		(412,720)
Medical Expenses					(334,300)	(299,200)	(266,440)	(297,500)	(152,040)	(150,800)				(565,640)	(302,840)	(899,940)	(600,340)		(1,010,720)		(412,720)
Total Operating Expenses						(299,200)								(565,640)					(1,010,720)		(412,720)
Operating Loss						(6,532,955)								(6,532,953)		(6,532,954)			6,532,954
Net Loss (formerly Net Loss Attributable to Controlling Interests)						(6,532,955)								(6,532,953)					6,532,954
Consolidated Statements of Changes in Members' Deficit
Total Member's Deficit							6,532,954				6,532,954								6,532,954
Net Loss						(6,532,955)								(6,532,953)					6,532,954
Consolidated Statements of Cash Flows
Net Loss						(6,532,955)								(6,532,953)					6,532,954
Health Plan Settlements Receivable/Premiums Receivable														6,532,953					(6,532,954)
P3 Health Partners Inc. | Revenue Adjustments | Capitated Revenue
Consolidated Statement of Operations
Total Operating Revenue					796,003	(5,598,799)	1,263,725	721,351	472,742	436,017				(4,335,073)	908,759	(3,539,071)	1,630,111		9,188,336		604,764
P3 Health Partners Inc. | Revenue Adjustments | Other Patient Service Revenue
Consolidated Statement of Operations
Total Operating Revenue					(1,130,303)	(1,233,356)	(1,530,165)	(1,018,851)	(624,782)	(586,817)				(2,763,520)	(1,211,599)	(3,893,823)	(2,230,451)		(3,666,102)		(1,017,484)
P3 Health Partners Inc. | As Restated
Consolidated Balance Sheet
Health Plan Receivables, Net							10,220,872				44,962,787								44,962,787
Total Current Assets							85,295,438				90,880,587								90,880,587
Total Assets							100,722,646				106,435,206								106,435,206
Accumulated Equity-Based Compensation					1,826,868	1,471,783	907,992				447,475			1,471,783		1,826,868			447,475
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)					(216,654,719)	(184,600,300)	(155,135,893)				(130,485,179)			(184,600,300)		(216,654,719)			(130,485,179)		(99,073,637)
Total Member's Deficit					(215,007,850)	(183,308,519)	(154,407,902)	(124,209,092)	(110,289,874)	105,341,038	(130,217,705)			(183,308,519)	(110,289,874)	(215,007,850)	(124,209,092)		(130,217,705)		(99,073,637)	(55,684,119)
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)							100,722,646				106,435,206								106,435,206
Consolidated Statement of Operations
Total Operating Revenue					156,185,955	144,586,443	151,297,940	128,543,491	116,712,452	114,807,996				295,884,386	231,520,448	452,070,338	360,063,940		491,063,525		145,482,112
Medical Expenses					161,328,123	150,380,517	146,624,505	126,718,476	105,625,933	115,313,522				297,005,022	220,939,455	458,333,145	347,657,932		484,502,423		141,029,737
Total Operating Expenses						170,557,507								334,843,877					519,651,203		185,017,783
Operating Loss						(25,971,063)								(38,959,491)		(67,083,031)			(28,587,678)
Interest Expense, net						(2,369,764)								(4,494,049)					(2,533,180)		(2,533,842)
Total Other Income (Expense)						(3,493,347)								(15,155,628)					(2,823,864)		(2,435,887)
Net Loss (formerly Net Loss Attributable to Controlling Interests)						(29,464,410)								(54,115,119)					(31,411,542)		(41,971,558)
Consolidated Statements of Changes in Members' Deficit
Total Member's Deficit					(215,007,850)	(183,308,519)	(154,407,902)	(124,209,092)	(110,289,874)	105,341,038	(130,217,705)			(183,308,519)	(110,289,874)	(215,007,850)	(124,209,092)		(130,217,705)		(99,073,637)	$ (55,684,119)
Net Loss						(29,464,410)	(24,650,712)							(54,115,119)					(31,411,542)		(41,971,558)
Consolidated Statements of Cash Flows
Net Loss						(29,464,410)	(24,650,712)							(54,115,119)					(31,411,542)		(41,971,558)
Health Plan Settlements Receivable/Premiums Receivable														1,212,092					(27,507,240)
P3 Health Partners Inc. | As Restated | Capitated Revenue
Consolidated Statement of Operations
Total Operating Revenue					153,072,995	141,560,866	148,964,190	125,182,626	114,515,423	112,950,351				290,525,057	227,465,774	443,598,050	352,648,401		480,739,577		139,332,707
P3 Health Partners Inc. | As Restated | Other Patient Service Revenue
Consolidated Statement of Operations
Total Operating Revenue					3,112,960	3,025,577	2,333,750	$ 3,360,865	$ 2,197,029	$ 1,857,645				5,359,329	$ 4,054,674	8,472,288	$ 7,415,539		10,323,948		6,149,405
P3 Health Partners Inc. | As Restated | Class A Units Subject to Possible Redemption
Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)					43,656,270	43,656,270	43,656,270				43,656,270			43,656,270		43,656,270			43,656,270		43,656,270
P3 Health Partners Inc. | As Restated | Class D Units Subject To Possible Redemption
Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)					$ 47,041,554	$ 47,041,553	$ 47,041,554				$ 47,041,554			$ 47,041,553		$ 47,041,554			$ 47,041,554		47,041,554
P3 Health Partners Inc. | As Restated | Class A Preferred Units
Consolidated Statements of Changes in Members' Deficit
Modification																					$ (1,892,002)

[1]	The Company’s condensed consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 25: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The condensed consolidated balance sheets include total assets that can be used only to settle obligations of the P3 LLC’s VIEs totaling $9.2 million and $8.1 million as of June 30, 2022 and December 31, 2021, respectively, and total liabilities of the P# LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $7.8 million and $6.1 million as of June 30, 2022 and December 31, 2021, respectively. These VIE assets and liabilities do not include $6.0 million of investment in affiliates as of June 30, 2022 and December 31, 2021, and $28.6 million and $24.1 million of amounts due to affiliates as of June 30, 2022 and December 31, 2021, respectively, as these are eliminated in consolidation and not presented within the condensed consolidated balance sheets. See Note 25 “Variable Interest Entities.”
[2]	The Company’s consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 28: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The consolidated balance sheets include total assets that can be used only to settle obligations of P3 LLC’s consolidated VIEs totaling $8.1 million and $0.8 million as of December 31, 2021 and December 31, 2020, respectively, and total liabilities of P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $6.1 million and $1.7 million as of December 31, 2021 and December 31, 2020, respectively. These VIE assets and liabilities do not include $6.0 million of investment in affiliates and $24.1 million of amounts due to affiliates as of December 31, 2021 and $19.4 million of amounts due to affiliates as of December 31, 2020 as these are eliminated in consolidation and not presented within the consolidated balance sheets. See Note 28 “Variable Interest Entities.”